UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-0525

     Seligman Income and Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

     100 Park Avenue New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end:	12/31

Date of reporting period:	9/30/04

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

SELIGMAN INCOME AND GROWTH FUND INC.
Schedule of Investments (unaudited)
September 30, 2004

	Shares or
	Principal
	Amount		Value

Common Stocks 61.1%
Aerospace and Defense 1.5%
General Dynamics	8,700	shs.	$888,270
L-3 Communications Holdings*	11,500		770,500

			1,658,770

Auto Components 0.6%
Lear	12,610		686,615

Beverages 1.7%
Coca-Cola	24,100		965,205
PepsiCo	19,100		929,215

			1,894,420

Biotechnology 0.9%
Amgen*	9,300		528,194
Gilead Sciences*	5,600		209,300
MedImmune*	12,800		303,168

			1,040,662

Building Products 0.5%
Masco	15,400		531,762

Capital Markets 1.4%
Bank of New York	17,900		522,143
Goldman Sachs Group	3,410		317,948
Merrill Lynch	7,400		367,928
Morgan Stanley	7,910		389,963

			1,597,982

Chemicals 1.4%
Dow Chemical	14,100		637,038
Praxair	22,400		957,376

			1,594,414

Commercial Banks 2.1%
Bank of America	13,520		585,822
U.S. Bancorp	23,110		667,879
Wachovia	13,880		651,666
Wells Fargo	6,700		399,521

			2,304,888

Commercial Services and Supplies 1.1%
ServiceMaster	55,200		709,872
Waste Management	16,700		456,578

			1,166,450

Communications Equipment 1.7%
Andrew*	48,700		595,845
Cisco Systems*	46,310		836,127
QUALCOMM	11,200		437,192

			1,869,164

Computers and Peripherals 3.2%
Dell*	29,670		1,054,768
EMC*	58,800		678,552
Hewlett-Packard	23,370		438,187
International Business Machines	16,500		1,414,710

			3,586,217

Consumer Finance 1.1%
American Express	8,040		413,738
Capital One Financial	4,300		317,770
MBNA	20,900		526,680

			1,258,188

Consumer Staples 0.2%
Colgate-Palmolive	5,300		239,454

Diversified Financial Services 2.2%
Citigroup	37,083		1,636,102
J.P. Morgan Chase	19,740		784,270

			2,420,372

Diversified Telecommunication Services 1.3%
SBC Communications	11,300		293,235
Verizon Communications	29,800		1,173,524

			1,466,759

Electronic Equipment and Instruments 0.3%
Jabil Circuit*	16,680		383,640

Energy Equipment and Services 0.6%
Noble*	6,100		274,195
Rowan Companies*	12,590		332,376

			606,571

Food and Staples Retailing 1.9%
Kroger*	28,600		443,872
Sysco	9,600		287,232
Wal-Mart Stores	24,710		1,314,572

			2,045,676

Food Products 0.5%
Dean Foods*	17,900		537,358

Health Care Providers and Services 1.4%
Aetna	7,900		789,447
Andrx*	13,900		310,456
Anthem*	2,800		244,300
Laboratory Corporation of America Holdings*	5,300		231,716

			1,575,919

Hotels, Restaurants and Leisure 1.2%
Carnival	17,900		846,491
Marriott International (Class A)	9,100		472,836

			1,319,327

Household Durables 0.3%
Pulte Homes	4,780		293,349

Household Products 1.2%
Colgate-Palmolive	5,300		239,454
Procter & Gamble	19,860		1,074,823

			1,314,277

Industrial Conglomerates 3.5%
General Electric	75,840		2,546,707
Tyco International	42,070		1,289,866

			3,836,573

Insurance 2.8%
American International Group	19,700		1,339,403
Hartford Financial Services Group	7,170		444,038
PartnerRe	6,940		379,549
Prudential Financial	12,400		583,296
XL Capital (Class A) (Bermuda)	4,900		362,551

			3,108,837

Internet and Catalog Retail 0.4%
eBay*	4,780		439,593

Machinery 1.3%
Deere	8,170		527,373
Illinois Tool Works	9,540		888,842

			1,416,215

Media 2.1%
Clear Channel Communications*	18,010		561,372
Time Warner*	54,470		879,146
Tribune	11,100		456,765
Univision Communications (Class A)*	12,510		395,441

			2,292,724

Metals and Mining 0.4%
Freeport-McMoRan Copper & Cold (Class B)	12,000		486,000

Multi-Line Retail 0.5%
Target	12,000		543,000

Multi-Utilities and Unregulated Power 0.6%
Dominion Resources	2,300		150,075
Duke Energy	24,400		558,516

			708,591

Oil and Gas 4.9%
BP (ADR) (United Kingdom)	6,900		396,957
ChevronTexaco	15,920		853,949
ConocoPhillips	12,580		1,042,253
Exxon Mobil	42,310		2,044,842
Noble Energy	9,640		561,434
Occidental Petroleum	10,340		578,316

			5,477,751

Paper and Forest Products 0.4%
Weyerhaeuser	6,080		404,198

Pharmaceuticals 5.3%
Abbott Laboratories	17,900		758,244
Forest Laboratories*	6,500		292,370
Johnson & Johnson	17,900		1,008,307
Novartis (ADR) (Switzerland)	27,400		1,278,758
Pfizer	56,358		1,724,555
Watson Pharmaceuticals*	10,500		309,330
Wyeth	13,620		509,388

			5,880,952

Real Estate 0.4%
Apartment Investment & Management (Class A)	11,800		410,404

Semiconductors and Semiconductor Equipment 1.2%
Intel	39,100		783,564
Taiwan Semiconductor Manufacturing (ADR) (Taiwan)	70,733		505,034

			1,288,598

Software 4.1%
Computer Associates International	36,000		946,800
Microsoft*	89,040		2,461,511
Oracle*	17,140		193,596
Symantec*	13,400		736,129
Synopsys*	12,100		190,998

			4,529,034

Specialty Retail 1.2%
Advance Auto Parts*	8,400		288,960
Michaels Stores	13,050		772,690
Tiffany	10,100		310,474

			1,372,124

Thrifts and Mortgage Finance 0.9%
Fannie Mae	8,500		538,900
Freddie Mac	7,400		482,776

			1,021,676

Tobacco 1.3%
Altria Group	31,360		1,475,175

Wireless Telecommunication Services 1.5%
American Tower (Class A)*	51,800		795,130
Crown Castle International*	56,000		833,280

			1,628,410

Total Common Stocks			67,712,089

US Government and Government Agency Securities 22.5%
US Government Securities 7.6%
US Treasury Bonds 5.375%, 2/15/2031	$1,770,000		1,896,667
US Treasury Notes:
2.625%, 11/15/2006	1,845,000		1,844,928
3.125%, 10/15/2008	845,000		844,010
3.125%, 4/15/2009	775,000		770,005
5%, 8/15/2011	585,000		628,898
4.25%, 11/15/2013	2,450,000		2,482,350

			8,466,858

Agency Securities 5.7%
Federal Home Loan Mortgage ("Freddie Mac"):
4.125%, 2/24/2011	690,000		680,019
4.75%, 10/11/2012	835,000		832,894
4.65%, 10/10/2013	2,090,000		2,082,453
5.5%, 8/20/2019	1,080,000		1,081,314
Federal National Mortgage Association ("Fannie Mae"):
2.81%, 9/28/06	1,040,000		1,038,548
2.5%, 7/16/2007	5,000		4,921
Private Export Funding 5.685%, 5/15/2012	500,000		543,149

			6,263,298

Mortgage-Backed Securities 9.2%
Freddie Mac Gold:
5%, 8/1/2033	284,114		282,315
4.5%, 8/1/2033	2,102,546		2,030,985
5.5%, 4/1/2033	1,086,691		1,104,289
8%, 12/1/2023	124,685		136,553
6.5%, 7/1/2032	928,394		974,977
6%, 12/1/2032	805,185		833,098
5.5%, 6/1/2018	234,780		242,952
4.5%, 11/1/2007	748,883		757,534
6%, 11/1/2010	120,029		126,794
Fannie Mae:†
7%, 7/1/2008	112,066		118,899
7%, 2/1/2012	52,694		55,907
8.5%, 9/1/2015	94,110		100,830
6.5%, 5/1/2017	153,158		162,292
5.5%, 2/1/2018	323,977		335,455
7%, 1/1/2032	171,048		181,555
7%, 5/1/2032	405,144		430,030
5.5%, 8/1/2033	505,210		513,165
5%, 5/1/2034	1,788,194		1,772,182

			10,159,812

Total US Government and Government Agency Securities			24,889,968

Corporate Bonds
Aerospace and Defense
Boeing Capital 5.8%, 1/15/2013	245,000		263,307

Brewers 0.1%
Anheuser-Busch 4.625%, 2/1/2015	135,000		134,008

Capital Markets
Goldman Sachs Group 5%, 10/1/2014	170,000		168,484
Morgan Stanley 3.875%, 1/15/2009	415,000		415,452

			583,936

Chemicals 0.4%
E.I. du Pont de Nemours 4.875%, 4/30/2014	475,000		484,820

Commercial Banks 0.9%
Bank One 5.9%, 11/15/2011	335,000		359,120
KeyBank 5%, 7/17/2007	285,000		296,826
SunTrust Banks 4.25%, 10/15/2009	290,000		294,232

			950,178

Computers and Peripherals 0.3%
International Business Machines 8.375%, 11/1/2019	220,000		290,401

Consumer Finance
Capital One Bank 5.75%, 9/15/2010	320,000		341,570
Ford Motor Credit 7.375%, 10/28/2009	110,000		120,615
General Electric	515,000		515,565
General Motors Acceptance 2.51%, 1/16/2007	555,000		556,249
Sprint Capital 8.375%, due 3/15/2012	570,000		691,337
Verizon Wireless Capital 5.375%, 12/15/2006	325,000		340,370

			2,565,706

Consumer Staples 0.2%
Fortune Brand 2.875%, 12/1/2006	235,000		234,262

Diversified Financial Services 3.1%
CIT Group 4.75%, 12/15/2010	340,000		345,339
Citigroup 2%, 6/9/2009	220,000		220,396
Ford Motor 7%, 10/1/2013	405,000		428,918
International Lease Finance 6.375%, 3/15/2009	145,000		158,990
SLM 4%, 1/15/2009	295,000		295,959

			1,449,602

Food and Staples Retailing 0.5%
Safeway 7.5%, 9/15/2009	430,000		487,543

Health Care Providers and Services 0.3%
UnitedHealth Group 3.3%, 1/30/2008	280,000		278,414

Household Products 0.4%
Procter & Gamble 6.875%, 9/15/2009	360,000		410,137

Media 0.3%
Time Warner 9.15%, 2/1/2023	250,000		322,996

Multi-Utilities and Unregulated Power 1.1%
Carolina Power & Light 5.95%, 3/1/2009	375,000		401,984
Dominion Resources 6.75%, 12/15/2032	220,000		235,815
Duke Capital 4.37%, 3/1/2009	170,000		171,577
Duke Energy 5.3%, 1/10/2015	135,000		139,267
PP & L Transition 6.83%, 3/25/2007	281,899		286,249

			1,234,892

Total Corporate Bonds			9,690,202

Asset-Backed Securities 1.4%
Multi-Utilities and Unregulated Power
Peco Energy Transition Trust 6.05%, 3/1/2009	1,500,000		1,580,767

Short Term Investments 5.8%
Freddie Mac 1.72%, 10/12/04	4,400,000		4,397,674
Repurchase agreement, State Street Bank and Trust 1.58%, dated dated 9/30/04, maturing 10/1/2004 in the amount of $2,064,091, collateralized by: $2,065,000 US Treasury Notes 4.25%, 11/15/2013,
with a fair market value of $2,126,950	2,064,000		2,064,000

Total Short Term Investments			6,461,674

Total Investments 99.6%			110,334,700

Other Assets Less Liabilities 0.4%			448,773

Net Assets 100.0%			$110,783,473

*	Non-income producing security.

†	Investments in mortgage- and asset-backed securities are subject to principal paydowns. As a resul of prepaydowns from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This, in turn, may impact the ultimate yield realized from these instruments.

ADR - American Depositary Receipt.

The cost of investments for federal income tax purposes was $104,166,612. The tax basis gross appreciation and depreciation of portfolio securities were $9,307,705 and $3,379,071, respectively. Net aprreciation was $5,928,634.

Security Valuation - Investment instocks, US Government and Government agency securities, bonds and asset-backed securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Fixed income securities not listed on an exchange or security market are valued by independent pricing services based on bid prices which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve or are valued by J.W. Seligman & Co. Incorporated (the "Manager") based on quotations provided by primary market makers in such securities. Equity securities not listed on an exchange or security market, or equity securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by the Manager based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility in the US markets. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

a.	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN INCOME AND GROWTH FUND, INC.

By:	/s/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/s/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	November 24, 2004

By:	/s/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	November 24, 2004

SELIGMAN INCOME AND GROWTH FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.